Parent Only Financial Information - Condensed Statements of Income and Comprehensive Income Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income:
Interest on other interest-earning assets									$ 619	$ 322	$ 357
Gain on sale of securities									84	72	2,005
Total Interest Income	$ 10,774	$ 10,193	$ 9,916	$ 9,591	$ 9,158	$ 8,736	$ 8,739	$ 8,712	40,474	35,345	35,162
Non-interest expenses	5,558	5,354	5,311	5,479	5,173	4,833	4,580	4,515	21,702	19,101	17,106
Income tax (benefit) expense	609	596	513	448	376	549	772	845	2,166	2,542	4,064
Net Income	$ 1,246	$ 1,219	$ 1,241	$ 1,016	$ 878	$ 1,325	$ 1,540	$ 1,658	4,722	5,401	8,554
Other comprehensive (loss) gain									(139)	653	(166)
Total comprehensive income									4,583	6,054	8,388
Parent Company [Member]
Income:
Dividends from subsidiary										6,500	8,000
Interest on loans									401	449	490
Interest on securities									125	251	303
Interest on other interest-earning assets										18	52
Gain on sale of securities									84
Total Interest Income									610	7,218	8,845
Non-interest expenses									628	719	704
Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary									(18)	6,499	8,141
Income tax (benefit) expense									(6)	(3)	33
(Loss) Income before Equity in Undistributed Earnings of Subsidiary									(12)	6,502	8,108
Equity in undistributed (overdistributed) earnings of subsidiary									4,734	(1,101)	446
Net Income									4,722	5,401	8,554
Other comprehensive (loss) gain									(139)	653	(166)
Total comprehensive income									$ 4,583	$ 6,054	$ 8,388